DEFERRED REVENUES AND DEFERRED COSTS	12 Months Ended
Dec. 31, 2019
Revenue Recognition and Deferred Revenue [Abstract]
DEFERRED REVENUES AND DEFERRED COSTS
NOTE 7:	DEFERRED REVENUES AND DEFERRED COSTS

	December 31,
	2018	2019
	(U.S. $ in thousands)
Deferred revenues:
Deferred product revenues	$917	$695
Deferred maintenance and professional services revenues	55,712	56,900
	56,629	57,595
Less - amounts offset from accounts receivable	(25,165)	(22,032)
Deferred revenues	31,464	35,563
The change in deferred revenues:
Balance at beginning of year	40,332	56,629
Deferred revenue relating to new sales	44,667	40,225
Revenue recognized during the year	(28,370)	(39,259)
Balance at end of year	56,629	57,595
Less - amounts offset from accounts receivable	(25,165)	(22,032)
Deferred revenues	$31,464	$35,563

As of December 31, 2018 and 2019, the total remaining performance obligation amounted to $56,629 thousand and $62,610 thousand, respectively. The Company expects that it will satisfy its remaining performance obligations over a period of three years during which, on December 31, 2018 and 2019, $31,461 thousand and $36,547 thousand, respectively, will be recognized in the next twelve months, which constitutes 56% and 58%, respectively, of total remaining performance obligation.

Assets Recognized from the Costs to Obtain a Contract with a Customer

The Company determined that certain costs related to its sales incentive programs meet the requirements to be capitalized and deferred. These assets are recorded as current and non-current assets. The Company amortizes these deferred costs over the benefit period, currently estimated to be four years. The Company considers the benefit period to exceed the initial contract term for certain costs because of anticipated renewals and because sales commission rates for renewal contracts are not commensurate with sales commissions for initial contracts.

	December 31,
	2018	2019
	(U.S. $ in thousands)
Balance at beginning of year	$3,961	$5,313
Additional costs deferred	3,111	3,436
Amortization of deferred costs	(1,759)	(2,787)
Balance at end of year	$5,313	$5,962